Derivative Instruments and Hedging Activities (Fair Value and Balance Sheet Location (Details) - Designated as Hedging Instrument [Member] - Interest Rate Swap [Member] - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Current Assets [Member]
Derivative Asset, Fair Value	$ 0.1	$ 0.9
Other Noncurrent Assets [Member]
Derivative Liability, Fair Value	$ 0.0	$ 0.6